Vessels (Tables)	6 Months Ended
Jun. 30, 2017
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2016	$286,991	$(46,639)	$240,352
- Vessels' disposals	(9,951)	5,001	(4,950)
- Depreciation	-	(3,646)	(3,646)
Balance, June 30, 2017	$277,040	$(45,284)	$231,756